UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-23067

RIVERNORTH SPECIALTY FINANCE CORPORATION

(Exact name of registrant as specified in charter)

360 South Rosemary Ave., Suite 1420, West Palm Beach, Florida 33401

(Address of principal executive offices) (Zip code)

Marc L. Collins

360 South Rosemary Ave., Suite 1420, West Palm Beach, Florida 33401

(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 832-1440

Date of fiscal year end: June 30

Date of reporting period: July 1, 2021 - June 30, 2022

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b 1-4 thereunder (17 CFR 270.30b 1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44U.S.C. § 3507.

Item 1	Proxy Voting Record

See below

Investment Company Report

WELLS FARGO ADVANTAGE INCOME OPP FUND
Security	94987B105		Meeting Type	Annual
Ticker Symbol	EAD		Meeting Date	09-Aug-2021
ISIN	US94987B1052		Agenda	935470930 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management	Split	Split
1	William R. Ebsworth		Split	Split
2	Jane A. Freeman		Split	Split
3	Judith M. Johnson		Split	Split
BARINGS GBL SHORT DURATION H/Y FUND
Security	06760L100		Meeting Type	Annual
Ticker Symbol	BGH		Meeting Date	13-Aug-2021
ISIN	US06760L1008		Agenda	935469191 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management	Split	Split
1	Jill Olmstead		Split	Split
2	Mark F. Mulhern		Split	Split
BARINGS GBL SHORT DURATION H/Y FUND
Security	06760L100		Meeting Type	Annual
Ticker Symbol	BGH		Meeting Date	13-Aug-2021
ISIN	US06760L1008		Agenda	935469191 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management	Split	Split
1	Jill Olmstead		Split	Split
2	Mark F. Mulhern		Split	Split
WELLS FARGO ADVANTAGE INCOME OPP FUND
Security	94987B105		Meeting Type	Special
Ticker Symbol	EAD		Meeting Date	16-Aug-2021
ISIN	US94987B1052		Agenda	935461397 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	To consider and approve a new investment advisory agreement with Wells Fargo Funds Management, LLC.	Management	Split	Split
2.	To consider and approve a new investment sub-advisory agreement with Wells Capital Management, LLC.	Management	Split	Split
INVESCO DYNAMIC CREDIT OPP FUND
Security	46132R104		Meeting Type	Annual
Ticker Symbol	VTA		Meeting Date	03-Sep-2021
ISIN	US46132R1041		Agenda	935479875 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	To approve an Agreement and Plan of Reorganization that provides for the reorganization of the Invesco Dynamic Credit Opportunities Fund into the Invesco Dynamic Credit Opportunity Fund.	Management	Split	Split
2.	DIRECTOR	Management	Split	Split
1	Jack M. Fields		Split	Split
2	Martin L. Flanagan		Split	Split
3	Elizabeth Krentzman		Split	Split
4	Robert C. Troccoli		Split	Split
5	James D. Vaughn		Split	Split
EATON VANCE SENIOR FLOATING-RATE TRUST
Security	27828Q105		Meeting Type	Annual
Ticker Symbol	EFR		Meeting Date	10-Sep-2021
ISIN	US27828Q1058		Agenda	935477150 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management	Split	Split
1	Keith Quinton		Split	Split
2	Marcus L. Smith		Split	Split
3	Susan J. Sutherland		Split	Split
EATON VANCE SENIOR FLOATING-RATE TRUST
Security	27828Q105		Meeting Type	Annual
Ticker Symbol	EFR		Meeting Date	10-Sep-2021
ISIN	US27828Q1058		Agenda	935477150 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management	Split	Split
1	Keith Quinton		Split	Split
2	Marcus L. Smith		Split	Split
3	Susan J. Sutherland		Split	Split
SOARING EAGLE ACQUISITION CORP.
Security	G8354H126		Meeting Type	Special
Ticker Symbol	SRNG		Meeting Date	14-Sep-2021
ISIN	KYG8354H1267		Agenda	935486387 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Business Combination Proposal - to consider and vote upon a proposal to approve and adopt, by way of ordinary resolution, the agreement and plan of merger, dated as of May 11, 2021 (as may be amended, restated, supplemented or otherwise modified from time to time, the "Merger Agreement"), by and among SRNG, SEAC Merger Sub Inc., a Delaware corporation and a wholly owned subsidiary of SRNG ("Merger Sub"), and Ginkgo Bioworks, Inc. a Delaware corporation ("Ginkgo"), pursuant to which, among other ...(due to space limits, see proxy statement for full proposal).	Management	For	For
2.	The Domestication Proposal - to consider and vote upon a proposal to approve, by way of special resolution in accordance with Article 49 of SRNG's amended and restated articles of association, assuming the Business Combination Proposal is approved and adopted, the transfer of SRNG by way of continuation to Delaware pursuant to Part XII of the Companies Act (Revised) of the Cayman Islands and Section 388 of the General Corporation Law of the State of Delaware and, ...(due to space limits, see proxy statement for full proposal).	Management	For	For
3.	The Governing Documents Proposal - to consider and vote upon a proposal to approve and adopt, by way of special resolution, assuming the Business Combination Proposal and the Domestication Proposal are approved and adopted, the proposed certificate of incorporation of SRNG (the "Proposed Charter"), and the proposed bylaws of SRNG (the "Proposed Bylaws"), which together will replace SRNG's amended and restated memorandum and articles of association, dated October 22, 2020 (the "Current Charter"), ...(due to space limits, see proxy statement for full proposal).	Management	For	For
4A.	Advisory Governing Documents Proposal A - Under the Proposed Charter, New Ginkgo will be authorized to issue 16,000,000,000 shares of capital stock, consisting of (i) 15,800,000,000 shares of common stock, including 10,500,000,000 shares of New Ginkgo Class A common stock, par value $0.0001 per share ("New Ginkgo Class A common stock"), 4,500,000,000 shares of New Ginkgo Class B common stock, par value $0.0001 per share ("New Ginkgo Class B common stock"), and 800,000,000 shares of New Ginkgo Class C ...(due to space limits, see proxy statement for full proposal).	Management	For	For
4B.	Advisory Governing Documents Proposal B - Holders of shares of New Ginkgo Class A common stock will be entitled to cast one vote per share of New Ginkgo Class A common stock on each matter properly submitted to New Ginkgo's stockholders entitled to vote, holders of shares of New Ginkgo Class B common stock will be entitled to cast 10 votes per share of New Ginkgo Class B common stock on each matter properly submitted to New Ginkgo's stockholders entitled to vote and holders of shares of New ...(due to space limits, see proxy statement for full proposal).	Management	For	For
4C.	Advisory Governing Documents Proposal C - The number of directors constituting the New Ginkgo board of directors (the "New Ginkgo Board") shall be fixed from time to time solely by resolution of the New Ginkgo Board and the holders of shares of New Ginkgo Class B common stock shall be entitled to nominate and elect one-quarter of the total number of directors of New Ginkgo (the "Class B Directors") for so long as the outstanding number of shares of Class B common stock continue to represent ...(due to space limits, see proxy statement for full proposal).	Management	For	For
4D.	Advisory Governing Documents Proposal D - (i) The number of authorized shares of New Ginkgo Class A common stock, New Ginkgo Class B common stock and New Ginkgo Class C common stock may be increased by the affirmative vote of the holders of shares representing a majority of the voting power of all of the outstanding shares of capital stock of New Ginkgo entitled to vote thereon, irrespective of the provisions of Section 242(b) (2) of the DGCL (or any successor provision thereto), (ii) the ...(due to space limits, see proxy statement for full proposal).	Management	For	For
4E.	Advisory Governing Documents Proposal E - Authorization of all other changes in the Proposed Charter and the Proposed Bylaws, including (1) adopting Delaware as the exclusive forum for certain stockholder litigation and the federal district courts of the United States as the exclusive forum for certain other stockholder litigation, in each case unless New Ginkgo expressly consents in writing to the selection of an alternative forum, (2) electing not to be governed by Section 203 of the DGCL and ...(due to space limits, see proxy statement for full proposal).	Management	For	For
4F.	Advisory Governing Documents Proposal F - Authorization of an amendment to the Proposed Charter in order to change the corporate name of "Soaring Eagle Acquisition Corp." to "Ginkgo Bioworks Holdings, Inc." in connection with the consummation of the Business Combination.	Management	For	For
5.	The Director Election Proposal - For holders of SRNG Class B ordinary shares, to consider and vote upon a proposal to approve, by way of ordinary resolution, assuming the Business Combination Proposal, the Domestication Proposal and the Governing Documents Proposal are approved and adopted, to elect seven directors to serve on the New Ginkgo Board; provided that as long as the outstanding number of shares of New Ginkgo Class B common stock continue to represent at least 2% of the ...(due to space limits, see proxy statement for full proposal).	Management	For	For
6.	The Stock Issuance Proposal - to consider and vote upon a proposal to approve, by way of ordinary resolution, assuming the Business Combination Proposal, the Domestication Proposal, the Governing Documents Proposal and the Director Election Proposal are approved and adopted, for the purposes of complying with the applicable listing rules of Nasdaq, the issuance of (x) shares of New Ginkgo Class A common stock pursuant to the terms of the Merger Agreement and (y) shares of New SRNG Class A common stock ...(due to space limits, see proxy statement for full proposal).	Management	For	For
7.	The Incentive Plan Proposal - to consider and vote upon a proposal to approve by way of ordinary resolution, assuming the Business Combination Proposal, the Domestication Proposal, the Governing Documents Proposal, the Director Election Proposal and the Stock Issuance Proposal are approved and adopted, the Ginkgo Bioworks Holdings, Inc. 2021 Incentive Award Plan (the "2021 Plan"), including the authorization of the initial share reserve under the 2021 Plan (we refer to such proposal as the "Incentive Plan Proposal").	Management	For	For
8.	The ESPP Proposal - to consider and vote upon a proposal to approve by way of ordinary resolution, assuming the Business Combination Proposal, the Domestication Proposal, the Governing Documents Proposal, the Director Election Proposal, the Stock Issuance Proposal and the Incentive Plan Proposal are approved and adopted, the Ginkgo Bioworks Holdings, Inc. 2021 Employee Stock Purchase Plan (the "ESPP"), including the authorization of the initial share reserve under the ESPP (the "ESPP Proposal").	Management	For	For
9.	The Adjournment Proposal - to consider and vote upon a proposal to approve by way of ordinary resolution the adjournment of the Special Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Special Meeting, any of the Business Combination Proposal, the Domestication Proposal, the Governing Documents Proposal, the Director Election Proposal, the Stock Issuance Proposal, the Incentive Plan ...(due to space limits, see proxy statement for full proposal).	Management	For	For
CA HEALTHCARE ACQUISITION CORP.
Security	12510W107		Meeting Type	Special
Ticker Symbol	CAHC		Meeting Date	28-Sep-2021
ISIN	US12510W1071		Agenda	935494283 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Merger Proposal - to consider and approve the merger of LumiraDx Merger Sub, Inc. ("Merger Sub"), a newly formed Delaware corporation and wholly owned subsidiary of LumiraDx Limited ("LumiraDx"), with and into CAH, with CAH being the surviving corporation in the merger ("Merger"), pursuant to the Agreement and Plan of Merger, dated as of April 6, 2021, as amended pursuant to amendments to the merger agreement, dated August 19, 2021 and August 27, 2021, (collectively, the "Merger Agreement") by and among LumiraDx, Merger Sub and CAH.	Management	For	For
2.	The Charter Proposals - to consider and approve the following material differences between the constitutional documents of LumiraDx that will be in effect upon the closing of the Merger and CAH's current certificate of incorporation: The name of the new public entity will be "LumiraDx Limited" as opposed to "CA Healthcare Acquisition Corp." The authorized share capital of the new public entity will be US$10,290 divided into, assuming completion of the Merger Subdivision, (1) 1,769,292,966 ...(due to space limits, see proxy statement for full proposal).	Management	For	For
3.	To consider and vote upon a proposal to adjourn the special meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if CAH has not received sufficient votes at the special meeting to enable it to consummate the business combination contemplated by the Merger Agreement.	Management	For	For
BIG CYPRESS ACQUISITION CORP
Security	089115109		Meeting Type	Special
Ticker Symbol	BCYP		Meeting Date	20-Oct-2021
ISIN	US0891151096		Agenda	935501824 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Adopting the Agreement and Plan of Merger, dated as of June 21, 2021, as amended August 12, 2021, by and among SAB Biotherapeutics, Inc., BCYP and Big Cypress Merger Sub Inc.	Management	For	For
2.	Adopting the amended and restated certificate of incorporation of BYCP.	Management	For	For
3.	Approval of the issuance of more than 20% of the issued and outstanding shares of BCYP Common Stock in connection with the Business Combination Agreement for purposes of complying with Nasdaq Rules 5635(a), (b) and (d).	Management	For	For
4.	Adopting the 2021 Incentive Proposal, including the authorization of the initial share reserve thereunder.	Management	For	For
5.	Adopting the ESPP Proposal, including the authorization of the initial share reserve thereunder.	Management	For	For
6.	DIRECTOR	Management
1	William Polvino		For	For
2	David Link		For	For
3	Mervyn Turner		For	For
4	Jeffrey G. Spragens		For	For
5	Christine Hamilton		For	For
6	Sam Reich		For	For
7	Eddie J. Sullivan		For	For
7.	Adjourning the Special Meeting to a later date or dates to permit further solicitation and vote of proxies if there are not sufficient votes to approve the Business Combination Proposal, the Charter Amendment Proposal, the Nasdaq Proposal, the Incentive Plan Proposal, the ESPP Proposal or the Director Election Proposal.	Management	For	For
ALKURI GLOBAL ACQUISITION CORP.
Security	66981N103		Meeting Type	Special
Ticker Symbol	KURI		Meeting Date	20-Oct-2021
ISIN	US66981N1037		Agenda	935503361 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Business Combination proposal - to consider and vote upon a proposal to approve and adopt the merger agreement, by and among Alkuri, Babylon Holdings Limited, Liberty USA Merger Sub, Inc., and, solely for purposes of Section 1.08 of the Merger Agreement, each of Alkuri Sponsors LLC and Dr. Ali Parsadoust, pursuant to which, among other things, Merger Sub will merger with and into Alkuri, with Alkuri continuing as the surviving corporation and a wholly owned subsidiary of Babylon (the "Business Combination").	Management	For	For
2.	The Equity Plans Proposal - to consider and vote upon a proposal to approve the Babylon 2021 Equity Incentive Plan.	Management	For	For
3.	The Adjournment Proposal - to consider and vote upon a proposal to adjourn the special meeting to a later date or dates, if necessary, if the parties are not able to consummate the Business Combination.	Management	For	For
INVESCO
Security	46131F101		Meeting Type	Annual
Ticker Symbol	VLT		Meeting Date	23-Nov-2021
ISIN	US46131F1012		Agenda	935470714 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management	Split	Split
1	Jack M. Fields		Split	Split
2	Martin L. Flanagan		Split	Split
3	Elizabeth Krentzman		Split	Split
4	Robert C. Troccoli		Split	Split
5	James D. Vaughn		Split	Split
INVESCO SENIOR INCOME TRUST
Security	46131H107		Meeting Type	Annual
Ticker Symbol	VVR		Meeting Date	23-Nov-2021
ISIN	US46131H1077		Agenda	935470714 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management	Split	Split
1	Jack M. Fields		Split	Split
2	Martin L. Flanagan		Split	Split
3	Elizabeth Krentzman		Split	Split
4	Robert C. Troccoli		Split	Split
5	James D. Vaughn		Split	Split
INVESCO SENIOR INCOME TRUST
Security	46131H107		Meeting Type	Annual
Ticker Symbol	VVR		Meeting Date	23-Nov-2021
ISIN	US46131H1077		Agenda	935470714 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management	Split	Split
1	Jack M. Fields		Split	Split
2	Martin L. Flanagan		Split	Split
3	Elizabeth Krentzman		Split	Split
4	Robert C. Troccoli		Split	Split
5	James D. Vaughn		Split	Split
ALDEL FINANCIAL INC.
Security	01407X104		Meeting Type	Special
Ticker Symbol	ADF		Meeting Date	01-Dec-2021
ISIN	US01407X1046		Agenda	935521307 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Business Combination Proposal - to adopt the Business Combination Agreement, dated as of August 17, 2021 (the "Business Combination Agreement"), by and among Aldel, Aldel Merger Sub LLC, a Delaware limited liability company and wholly owned subsidiary of Aldel ("Merger Sub"), and The Hagerty Group, LLC, a Delaware limited liability company ("Hagerty"), which is attached to the accompanying proxy statement as Annex A and pursuant to which: (a) all of the outstanding equity interests ...(due to space limits, see proxy statement for full proposal).	Management	For	For
2.	The NYSE Proposal - to approve, for purposes of complying with applicable listing rules of the New York Stock Exchange, (a) the issuance of approximately 250,000,000 shares of Class A Common Stock upon exchange of the Class V Common Stock and OpCo Units issued in connection with the Business Combination in accordance with the Exchange Agreement (as defined in the accompanying proxy statement) and (b) the issuance and sale of 70,385,000 shares of Class A Common Stock in a private offering of ...(due to space limits, see proxy statement for full proposal).	Management	For	For
3.	The Charter Amendment Proposal - to approve an amendment and restatement of Aldel's amended and restated certificate of incorporation (the "Current Charter") in the form of the Proposed Charter attached to the accompanying proxy statement as Annex B.	Management	For	For
4A.	Advisory Charter Proposal A - increase Aldel's authorized shares from 401,000,000 authorized shares to 500,000,000 authorized shares of Class A common stock, 300,000,000 authorized shares of Class V common stock and 20,000,000 authorized shares of preferred stock.	Management	For	For
4B.	Advisory Charter Proposal B - provide that each share of Class V common stock will be entitled to ten votes until the earlier of (a) the transfer of each such share other than to a Qualified Transferee (as defined in the Proposed Charter) and (b) 15 years from the date of effectiveness of the Proposed Charter.	Management	For	For
4C.	Advisory Charter Proposal C - provide that directors may be removed from office for any reason by the affirmative vote of the holders of at least a majority of the voting power of all then outstanding shares of capital stock of New Hagerty entitled to vote generally in the election of directors, voting together as a single class until a Control Trigger Event (as defined in the Proposed Charter) occurs, after which directors may only be removed from office for cause by the affirmative vote of the ...(due to space limits, see proxy statement for full proposal).	Management	For	For
4D.	Advisory Charter Proposal D - provide that the Bylaws of New Hagerty may be amended by the affirmative vote of the holders of at least a majority of the voting power of all then outstanding shares of capital stock of New Hagerty entitled to vote generally in the election of directors, voting together as a single class until a Control Trigger Event occurs, after which the Bylaws may only be amended by the affirmative vote of the holders of at least 75% of the voting power of all then ...(due to space limits, see proxy statement for full proposal).	Management	For	For
4E.	Advisory Charter Proposal E - require the affirmative vote of holders of the majority of the voting power of the outstanding shares of capital stock for the amendment, alteration, change or repeal of any provision in the charter; provided, however, that upon a Control Trigger Event the affirmative vote of the holders of at least 75% of the voting power of all then outstanding shares of capital stock entitled to vote generally in the election of directors, voting together as a single class, shall ...(due to space limits, see proxy statement for full proposal).	Management	For	For
4F.	Advisory Charter Proposal F - delete the various provisions in Aldel's current amended and restated certificate of incorporation applicable only to special purpose acquisition corporations (such as the obligation to dissolve and liquidate if a business combination is not consummated within a certain period of time).	Management	For	For
5.	The Directors Proposal - to elect, effective as of the consummation of the Business Combination, Michael Angelina, Robert Kauffman, McKeel Hagerty, Michael Crowley, Michael Tipsord, Laurie Harris, Mika Salmi, Bill Swanson and Sabrina Kay, to serve on New Hagerty's board of directors.	Management	For	For
6.	The Equity Incentive Plan Proposal - to approve and adopt the 2021 Equity Incentive Plan, a copy of which is attached to the accompanying proxy statement as Annex C.	Management	For	For
7.	The Employee Stock Purchase Plan Proposal - to approve and adopt the employee stock purchase plan, a copy of which is attached to the accompanying proxy statement as Annex D.	Management	For	For
8.	The Adjournment Proposal - to consider and vote upon a proposal to adjourn the Special Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Special Meeting, there are not sufficient votes to approve Proposals 1, 2, 3, 4, 5, 6 or 7.	Management	For	For
890 5TH AVENUE PARTNERS, INC.
Security	28250A105		Meeting Type	Special
Ticker Symbol	ENFA		Meeting Date	02-Dec-2021
ISIN	US28250A1051		Agenda	935523717 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Business Combination Proposal - to adopt the agreement and plan of merger and transactions contemplated thereby.	Management	For	For
2.	The Organizational Documents Proposal - to approve the proposed amended and restated certificate of incorporation and bylaws.	Management	For	For
3A.	Advisory Charter Amendment Proposal A - to change 890's name to "BuzzFeed, Inc.".	Management	For	For
3B.	Advisory Charter Amendment Proposal B - to increase the total number of authorized shares of all classes of capital stock.	Management	For	For
3C.	Advisory Charter Amendment Proposal C - to eliminate certain provisions specific to 890's status as a blank check company.	Management	For	For
3D.	Advisory Charter Amendment Proposal D - to create a classified Board with three classes, each serving for a three-year term.	Management	For	For
3E.	Advisory Charter Amendment Proposal E - to eliminate the rights and privileges of Class F common stock.	Management	For	For
3F.	Advisory Charter Amendment Proposal F - to create a class B common stock with different super-voting rights.	Management	For	For
3G.	To create a Class C common stock with no voting rights.	Management	For	For
3H.	Advisory Charter Amendment Proposal H - to eliminate the ability of stockholders to act by written consent.	Management	For	For
3I.	Advisory Charter Amendment Proposal I - to remove the provision renouncing the corporate opportunity doctrine.	Management	For	For
3J.	Advisory Charter Amendment Proposal J - to require a supermajority vote to remove directors for cause.	Management	For	For
3K.	Advisory Charter Amendment Proposal K - to increase voting thresholds to two-thirds of outstanding shares for amendments to the bylaws and certain provisions of the certificate of incorporation.	Management	For	For
3L.	Advisory Charter Amendment Proposal L - to require at least 75% of voting power of Class A and Class B common stock to amend certain provisions of the proposed certificate of incorporation.	Management	For	For
4.	The Stock Issuance Proposal - to approve the issuance of shares pursuant to the Merger Agreement, C Acquisition Purchase Agreement, and Note Subscription Agreements.	Management	For	For
5A.	Election of Class I Nominee a term that expires at New BuzzFeed's 2022 annual meeting of stockholders: Angela Acharia	Management	For	For
5B.	Election of Class I Nominee a term that expires at New BuzzFeed's 2022 annual meeting of stockholders: Jonah Peretti	Management	For	For
5C.	Election of Class II Nominee a term that expires at New BuzzFeed's 2023 annual meeting of stockholders: Joan Amble	Management	For	For
5D.	Election of Class II Nominee a term that expires at New BuzzFeed's 2023 annual meeting of stockholders: Adam Rothstein	Management	For	For
5E.	Election of Class II Nominee a term that expires at New BuzzFeed's 2023 annual meeting of stockholders: Janet Rollé	Management	For	For
5F.	Election of Class III Nominee a term that expires at New BuzzFeed's 2024 annual meeting of stockholders: Greg Coleman	Management	For	For
5G.	Election of Class III Nominee a term that expires at New BuzzFeed's 2024 annual meeting of stockholders: Patrick Kerins	Management	For	For
6.	The Incentive Plan Proposal - to approve the 2021 equity incentive plan.	Management	For	For
7.	The Employee Stock Purchase Plan Proposal - to approve the 2021 employee stock purchase plan.	Management	For	For
8.	The Adjournment Proposal - to approve the adjournment of the Special Meeting to a later date, if necessary.	Management	For	For
FORESIGHT ACQUISITION CORP.
Security	34552Y106		Meeting Type	Special
Ticker Symbol	FORE		Meeting Date	03-Dec-2021
ISIN	US34552Y1064		Agenda	935514148 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Business Combinations Proposal - To approve and adopt the Agreement and Plan of Merger, dated as of May 25, 2021 (as it may be amended or restated from time to time, the "Merger Agreement), by and among Foresight, P3 Health Group Holdings, LLC ("P3") and FAC Merger Sub LLC ("P3 LLC") and the Transaction and Combination Agreement, dated as of May 25, 2021 (as it may be amended or restated from time to time, the "Transaction and Combination Agreement") among Foresight and the blocker ...(due to space limits, see proxy statement for full proposal).	Management	For	For
2.	The Charter Amendment Proposal - To approve and adopt the proposed second amended and restated certificate of incorporation of Foresight attached as Annex C to the proxy statement (the "Proposed Charter").	Management	For	For
3.	The Bylaw Amendment Proposal - To approve amendments to Foresight's bylaws, in the form of the amended and restated bylaws attached as Annex D to the proxy statement (the "Proposed Bylaws").	Management	For	For
4A.	Advisory Governance Proposal 4A - to increase the number of authorized shares of Class A Common Stock from 200,000,000 to 800,000,000 and increase the number of authorized shares of preferred stock from 1,000,000 to 10,000,000.	Management	For	For
4B.	Advisory Governance Proposal 4B - to create a new class of capital stock, Class V Common Stock, which will carry certain voting rights but no economic rights, and set the number of authorized shares of Class V Common Stock to 205,000,000.	Management	For	For
4C.	Advisory Governance Proposal 4C - to provide that the post- combination company renounces all interest and expectancy that the post-combination company would be entitled to have in, and all rights to be offered an opportunity to participate in, any business opportunity that from time to time may be presented to Foresight Sponsor Group, LLC and Chicago Pacific Founders or their affiliates (other than the post-combination company and its subsidiaries), and any of their respective principals, ... (due to space limits, see proxy statement for full proposal).	Management	For	For
4D.	Advisory Governance Proposal 4D - to provide for certain additional changes, including, among other things, (i) changing the corporate name from "Foresight Acquisition Corp." to "P3 Health Partners Inc.", (ii) making the post- combination company's corporate existence perpetual, and (iii) removing certain provisions related to Foresight's status as a blank check company that will no longer be applicable upon consummation of the Business Combinations, all of which ...(due to space limits, see proxy statement for full proposal).	Management	For	For
4E.	Advisory Governance Proposal 4E - to modify the forum selection provision to designate the U.S. federal district courts as the exclusive forum for claims arising under the Securities Act and provide that the forum selection provision will not apply to claims seeking to enforce any liability or duty created by the Exchange Act.	Management	For	For
4F.	Advisory Governance Proposal 4F - to update the advance notice requirements for stockholder proposals and nominations to require enhanced disclosure about both the proposing stockholder and the nominee, including director questionnaires, disclosures of voting commitments and compensation arrangements, representations that any nominee will comply with all post- combination company board policies and enhanced disclosure of derivative and synthetic ownership interests.	Management	For	For
4G.	Advisory Governance Proposal 4G - to provide that special meetings of stockholders may be called by the Chairman of the post-combination company board or a majority of the whole board.	Management	For	For
4H.	Advisory Governance Proposal 4H - to change the required vote for stockholder approval in order to alter, amend or repeal the bylaws from the affirmative vote of a majority of the voting power of all outstanding shares of capital stock of the post- combination company entitled to vote generally in the election of directors, voting together as a single class, to at least sixty-six and two-thirds percent (66 2/3%) of the voting power of all of the outstanding voting stock of the post- combination company entitled to vote.	Management	For	For
5.	Nasdaq Proposal - To approve, in connection with the Business Combinations, for purposes of complying with applicable listing rules of The Nasdaq Capital Market: the issuance of (i) shares of Class A Common Stock to the blocker sellers in the transactions contemplated by the Transaction and Combination Agreement and (ii) shares of Class V Common Stock to the P3 equityholders who subscribe for shares of Class V Common Stock in the P3 equityholders subscription, with the number of such ...(due to space limits, see proxy statement for full proposal).	Management	For	For
6.	2021 Plan Proposal - To approve the P3 Health Partners Inc. 2021 Incentive Award Plan.	Management	For	For
7.	Stockholder Adjournment Proposal - To approve the adjournment of the special meeting of stockholders to a later date or dates, if necessary or appropriate, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of any of the stockholder proposals.	Management	For	For
GIGCAPITAL4, INC.
Security	37518G101		Meeting Type	Special
Ticker Symbol	GIG		Meeting Date	03-Dec-2021
ISIN	US37518G1013		Agenda	935518956 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	To approve and adopt the Agreement and Plan of Merger dated June 4, 2021, as amended on August 6, 2021, and as it may be further amended from time to time, the ("Merger Agreement") by and among the Company, GigCapital4 Merger Sub Corporation, a Delaware corporation ("Merger Sub"), BigBear.ai Holdings, LLC, a Delaware limited liability company ("BigBear"), and BBAI Ultimate Holdings, LLC, a Delaware limited liability company, a copy of which is attached to the proxy statement as Annex A, and approve the transactions contemplated thereby.	Management	For	For
2.	To approve, for purposes of complying with applicable Nasdaq listing rules, the issuance of more than 20% of the Company's outstanding GigCapital4 Common Stock in connection with the Business Combination and the Convertible Note Subscription Agreements, including up to 123,710,000 shares of GigCapital4 Common Stock to Ultimate as the sole equity holder of BigBear, and 17,391,304 shares of GigCapital4 Common Stock upon conversion of the Convertible Notes.	Management	For	For
3.	To consider and vote upon a proposal to amend the Company's current amended and restated certificate of incorporation (the "Charter") to provide for the classification of our board of directors (our "Board") into three classes of directors with staggered terms of office and to make certain related changes.	Management	For	For
4.	To consider and vote upon a proposal to amend the Company's Charter to provide for certain additional changes, including but not limited to changing the Company's name from "GigCapital4, Inc." to "BigBear.ai Holdings, Inc." and eliminating certain provisions specific to our status as a blank check company.	Management	For	For
5A.	To approve the BigBear.ai Holdings, Inc. 2021 Long- Term Incentive Plan (the "2021 Plan"), including the authorization of the initial share reserve under the 2021 Plan.	Management	For	For
5B.	To approve the BigBear.ai Holdings, Inc. 2021 Employee Stock Purchase Plan (the "2021 ESPP"), including the authorization of the initial share reserve under the 2021 ESPP.	Management	For	For
6.	To elect, effective at Closing, eleven directors to serve staggered terms on our board of directors until the 2022, 2023 and 2024 annual meetings of stockholders, respectively, and until their respective successors are duly elected and qualified.	Management	For	For
7.	To approve, if necessary the adjournment of the Special Meeting to a later date or dates to permit further solicitation and votes of proxies in the event there are insufficient votes for, or otherwise in connection with, the approval of the Business Combination Proposal, the Nasdaq Stock Issuance Proposal, the Charter Amendment Proposals, the Equity Plans Proposals or the Election of Directors Proposal. This proposal will only be presented at the Special Meeting if there are not sufficient votes to approve the proposals.	Management	For	For
ISOS ACQUISITION CORP.
Security	G4962C112		Meeting Type	Special
Ticker Symbol	ISOS		Meeting Date	14-Dec-2021
ISIN	KYG4962C1125		Agenda	935526509 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1)	The BCA Proposal - To approve and adopt the Business Combination Agreement, dated as of July 1, 2021, (the "Business Combination Agreement"), by and among Isos and Bowlero Corp. which provides for, among other things, the merger of Bowlero with and into Isos (the "Merger"), with Isos surviving the Merger, in accordance with the terms and subject to the conditions of the Business Combination Agreement.	Management	For	For
2)	The Domestication Proposal - To approve change Isos's jurisdiction of incorporation by deregistering as an exempted company in the Cayman Islands and continuing and domesticating as a corporation incorporated under the laws of the State of Delaware (the "Domestication" and, together with the Merger, the "Business Combination").	Management	For	For
3A)	Organizational Documents Proposal A - change in authorized capital stock	Management	For	For
3B)	Organizational Documents Proposal B - issuance of preferred stock	Management	For	For
3C)	Organizational Documents Proposal C - adopt Delaware as exclusive forum for certain stockholder litigation	Management	For	For
3D)	Organizational Documents Proposal D - elect not to be governed by Section 203 of the DGCL	Management	For	For
3E)	Organizational Documents Proposal E - to approve certain super- majority provisions for certain amendments	Management	For	For
3F)	Organizational Documents Proposal F - to approve certain super- majority provisions for removal of directors	Management	For	For
3G)	Organizational Documents Proposal G - to approve super-voting provisions New Bowlero Class B common stock	Management	For	For
3H)	Organizational Documents Proposal H - to provide for certain additional changes	Management	For	For
4)	DIRECTOR	Management
1	Thomas F. Shannon		For	For
2	Brett I. Parker		For	For
3	John A. Young		For	For
4	Michael J. Angelakis		For	For
5	Rachael A. Wagner		For	For
6	Robert J. Bass		For	For
7	George Barrios		For	For
8	Michelle Wilson		For	For
9	Sandeep Mathrani		For	For
5)	The Stock Issuance Proposal - To approve for purposes of complying with the applicable provisions of the NYSE, the issuance of Class A common stock and Series A preferred stock pursuant to the Business Combination Agreement, the PIPE Offering and the Forward Purchase Contract.	Management	For	For
6)	The Incentive Plan Proposal - To approve the Bowlero Corp. 2021 Omnibus Incentive Plan.	Management	For	For
7)	The ESPP Proposal - To approve the Bowlero Corp. Employee Stock Purchase Plan.	Management	For	For
8)	The Adjournment Proposal - To approve the adjournment of the extraordinary general meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for the approval of one or more proposals at the extraordinary general meeting.	Management	For	For
HEALTHCOR CATALIO ACQUISITION CORP.
Security	G44125105		Meeting Type	Special
Ticker Symbol	HCAQ		Meeting Date	21-Dec-2021
ISIN	KYG441251058		Agenda	935530572 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Business Combination Proposal - RESOLVED, as an ordinary resolution, that HealthCor's entry into the Business Combination Agreement, dated as of July 7, 2021 (as the same has been or may be amended, modified, supplemented or waived from time to time, the "Business Combination Agreement"), by and among HealthCor, Optimus Merger Sub I, Inc., a Delaware corporation and wholly owned subsidiary of HealthCor ("Merger Sub I"), Optimus Merger Sub II, Inc., a Delaware corporation and wholly owned subsidiary ...(due to space limits, see proxy statement for full proposal).	Management	For	For
2.	The Domestication Proposal - RESOLVED, as a special resolution, that the change of HealthCor's jurisdiction of incorporation from the Cayman Islands to the State of Delaware (the "Domestication") by deregistering as an exempted company in the Cayman Islands and continuing and domesticating as a corporation incorporated under the laws of the State of Delaware (HealthCor following the Domestication, "New Hyperfine" and such proposal, the "Domestication Proposal") be approved, ratified and confirmed in all respects.	Management	For	For
3.	The Organizational Documents Proposal - RESOLVED, as a special resolution, that, assuming the Business Combination Proposal and the Domestication Proposal are approved and adopted, the amendment and restatement of the Current Articles by their deletion and replacement with the proposed new certificate of incorporation (the "Proposed Charter") and bylaws (the "Proposed Bylaws" and, together with the Proposed Charter, the "Proposed Organizational Documents") of New Hyperfine, which, if approved, ...(due to space limits, see proxy statement for full proposal).	Management	For	For
4A.	Advisory Charter Proposal 4A - RESOLVED, that the authorized share capital in the Proposed Charter be increased from 555,000,000 shares divided into 500,000,000 Class A ordinary shares, par value $0.0001 per share (the "Class A ordinary shares"), 50,000,000 Class B ordinary shares, par value $0.0001 per share (the "Class B ordinary shares" and, together with the Class A ordinary shares, the "ordinary shares"), and 5,000,000 preference shares, par value $0.0001 per share (the "preference ...(due to space limits, see proxy statement for full proposal).	Management	For	For
4B.	Advisory Charter Proposal 4B - RESOLVED, that the Proposed Charter provide that holders of shares of Class A common stock will be entitled to cast one vote per share of Class A common stock and (i) prior to the effective time of the Mergers (the "Effective Time"), holders of shares of Class B common stock will have the right to one vote per share of Class B common stock, and (ii) effective upon the Effective Time, holders of shares of Class B common stock will be entitled to cast 20 votes ...(due to space limits, see proxy statement for full proposal).	Management	For	For
4C.	Advisory Charter Proposal 4C - RESOLVED, that the Proposed Charter provide that any action required or permitted to be taken by the stockholders of New Hyperfine at any annual or special meeting of stockholders of New Hyperfine may be taken by written consent until the time the issued and outstanding shares of Class B common stock represent less than 50% of the voting power of the then outstanding shares of capital stock of New Hyperfine that would be entitled to vote in the election of ... (due to space limits, see proxy statement for full proposal).	Management	For	For
4D.	Advisory Charter Proposal 4D - RESOLVED, that amendments to certain provisions of the Proposed Charter relating to the rights of Class A common stock and Class B common stock will require (i) so long as any shares of Class B common stock remain outstanding, the affirmative vote of the holders of at least two-thirds of the outstanding shares of Class B common stock, voting as a separate class, (ii) so long as any shares of Class A common stock remain outstanding, the affirmative vote of the ...(due to space limits, see proxy statement for full proposal).	Management	For	For
4E.	Advisory Charter Proposal 4E - RESOLVED, that the Proposed Bylaws may be amended, altered, repealed or adopted either (x) by the affirmative vote of a majority of the board of directors of New Hyperfine (the "New Hyperfine Board") present at any regular or special meeting of the New Hyperfine Board at which a quorum is present or (y) (i) when the issued and outstanding shares of Class B common stock represents less than 50% of the voting power of the then outstanding shares of capital stock ... (due to space limits, see proxy statement for full proposal).	Management	For	For
4F.	Advisory Charter Proposal 4F - RESOLVED, that the Proposed Charter provide that the number of directors will be fixed and may be modified by the New Hyperfine Board; provided that, prior to the first date on which the issued and outstanding shares of Class B common stock represents less than 50% of the voting power of the then outstanding shares of capital stock of New Hyperfine that would be entitled to vote in the election of directors, the number of directors cannot exceed a certain ... (due to space limits, see proxy statement for full proposal).	Management	For	For
4G.	Advisory Charter Proposal 4G - RESOLVED, that the Proposed Charter provide that the New Hyperfine Board is not classified, and that the New Hyperfine directors shall serve for a term of one year, expiring at the next annual meeting of stockholders of New Hyperfine, as opposed to the Current Articles, which provide that HealthCor's board of directors is divided into three classes, with each class elected for staggered three year terms.	Management	For	For
4H.	Advisory Charter Proposal 4H - RESOLVED, that the Proposed Charter provide that any or all directors of New Hyperfine may be removed from office at any time with or without cause and for any or no reason only with and immediately upon, (i) on or after the date on which the issued and outstanding shares of Class B common stock represents less than 50% of the voting power of the then outstanding shares of capital stock of New Hyperfine that would be entitled to vote in the election of directors, the ... (due to space limits, see proxy statement for full proposal).	Management	For	For
4I.	Advisory Charter Proposal 4I - RESOLVED, that various provisions in the Current Articles applicable only to blank check companies, including the provisions requiring that HealthCor have net tangible assets of at least $5,000,001 immediately prior to, or upon such consummation of, a business combination, be eliminated.	Management	For	For
5.	The Stock Issuance Proposal - RESOLVED, as an ordinary resolution, that, assuming the Business Combination Proposal, the Domestication Proposal and the Organizational Documents Proposal are approved and adopted, for the purposes of complying with the applicable listing rules of The Nasdaq Stock Market ("Nasdaq"), the issuance of (i) an aggregate of 29,663,067 shares of Class A common stock to stockholders of Hyperfine pursuant to the terms of the Business Combination Agreement, ... (due to space limits, see proxy statement for full proposal).	Management	For	For
6.	The Director Election Proposal - RESOLVED, as an ordinary resolution, that, assuming the Business Combination Proposal, the Domestication Proposal, the Organizational Documents Proposal and the Stock Issuance Proposal are approved and adopted, the appointment of seven directors who, effective immediately after the Effective Time, will become the directors of New Hyperfine until their respective successors are duly elected and qualified pursuant to the terms of the Proposed ... (due to space limits, see proxy statement for full proposal).	Management	For	For
7.	The Incentive Plan Proposal - RESOLVED, as an ordinary resolution, that, assuming the Business Combination Proposal, the Domestication Proposal, the Organizational Documents Proposal, the Stock Issuance Proposal and the Director Election Proposal are approved and adopted, the Hyperfine, Inc. 2021 Equity Incentive Plan (the "Incentive Plan Proposal") be approved and adopted.	Management	For	For
8.	The Adjournment Proposal - RESOLVED, as an ordinary resolution, that the adjournment of the extraordinary general meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the extraordinary general meeting, any of the Business Combination Proposal, the Domestication Proposal, the Organizational Documents Proposal, the Stock Issuance Proposal or the Incentive Plan Proposal would not be duly ... (due to space limits, see proxy statement for full proposal).	Management	For	For
MCAP ACQUISITION CORPORATION
Security	55282T109		Meeting Type	Special
Ticker Symbol	MACQ		Meeting Date	21-Dec-2021
ISIN	US55282T1097		Agenda	935532209 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Business Combination Proposal - to consider and vote upon a proposal to approve and adopt the Business Combination Agreement, dated as of July 27, 2021 (as may from time to time be amended, restated, supplemented or otherwise modified, the "Business Combination Agreement"), by and among MCAP, GRNT Merger Sub 1 LLC,.	Management	For	For
2.	The Charter Amendment Proposal - to approve and adopt, an amendment to MCAP's current certificate of incorporation.	Management	For	For
3A.	Advisory Proposal A - provide that the total number of shares of all classes of capital stock which the Company will have authority to issue is 370,000,000 shares, consisting of (i) 350,000,000 shares of common stock, par value $0.0001 per share and (ii) 20,000,000 shares of preferred stock, par value $0.0001 per share.	Management	For	For
3B.	Advisory Proposal B - provide that the capital stock consists of common and preferred stock only and does not delineate classes of common stock.	Management	For	For
3C	Advisory Proposal C - provide for the waiver of the corporate opportunity doctrine with respect to H.I.G. and its affiliates and any Non-Employee Director or his or her affiliates.	Management	For	For
3D.	Advisory Proposal D - provide that certain actions under the Proposed Charter relating to the nomination and election of directors are subject to the Stockholders Agreement.	Management	For	For
3E.	Advisory Proposal E - provide that any action required or permitted to be taken by the stockholders of the combined company must be effected by a duly called annual or special meeting of such stockholders and may not be effected by written consent of the stockholders.	Management	For	For
3F.	Advisory Proposal F - provide that amendments to the Proposed Charter will require the affirmative vote of the holders of at least 66 2/3% of the voting power of the then outstanding shares of capital stock of the combined company entitled to vote, voting together as a single class.	Management	For	For
3G.	Advisory Proposal G - provide that directors may be removed by the affirmative vote of the holders of at least 66 2/3% of voting stock of the combined company entitled to vote at an election of directors.	Management	For	For
3H.	Advisory Proposal H - (i) provide that the post-business combination company's corporate name would change from "MCAP Acquisition Corporation" to "AdTheorent, Inc." and make the Company's corporate existence perpetual and (ii) remove certain provisions related to MCAP's status as a blank check company that will no longer apply upon consummation of the business combination.	Management	For	For
4A.	Election of Director 2022 special meeting of stockholders: John Black	Management	For	For
4B.	Election of Director 2022 special meeting of stockholders: Danielle Qi	Management	For	For
4C.	Election of Director 2022 special meeting of stockholders: Ben Tatta	Management	For	For
4D.	Election of Director 2023 special meeting of stockholders: Rich Boghosian	Management	For	For
4E.	Election of Director 2023 special meeting of stockholders: Vineet Mehra	Management	For	For
4F.	Election of Director 2023 special meeting of stockholders: Zia Uddin	Management	For	For
4G.	Election of Director 2024 special meeting of stockholders: Kihara Kiarie	Management	For	For
4H.	Election of Director 2024 special meeting of stockholders: James Lawson	Management	For	For
4I.	Election of Director 2024 special meeting of stockholders: Eric Tencer	Management	For	For
5.	The Long-Term Incentive Plan Proposal - to consider and vote upon a proposal to approve the 2021 Long-Term Incentive Plan to be effective after the closing of the Business Combination.	Management	For	For
6.	The ESPP Proposal - to consider and vote upon a proposal to approve the 2021 Employee Stock Purchase Plan ("ESPP") to be effective after the closing of the Business Combination	Management	For	For
7.	The Nasdaq Proposal - to consider and vote upon a proposal to approve, (i) for purposes of complying with Nasdaq Listing Rules 5635(a) and (b), the issuance of more than 20% of the issued and outstanding Class A common stock and the resulting change in control in connection with the Business Combination and (ii) for the purposes of complying with Nasdaq Listing Rules 5635(d) the issuance of more than 20% of the issued and outstanding shares of Class A common stock in the PIPE Financing, upon the completion of the Business Combination.	Management	For	For
8.	The Adjournment Proposal - to consider and vote on a proposal to adjourn the Stockholders Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Stockholders Meeting, there are not sufficient votes to approve one or more proposals presented to stockholders for vote.	Management	For	For
FS DEVELOPMENT CORP. II
Security	30318F100		Meeting Type	Special
Ticker Symbol	FSII		Meeting Date	23-Dec-2021
ISIN	US30318F1003		Agenda	935532235 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	To (a) adopt and approve the Merger Agreement and (b) approve the Business Combination (the "Business Combination Proposal").	Management	For	For
2.	To approve, assuming the Business Combination Proposal is approved and adopted, for purposes of complying with the applicable provisions of Nasdaq Stock Exchange Listing Rule 5635 (each, a "Nasdaq Listing Rule"), (a) the issuance of 32,500,000 newly issued shares of FS Development II Class A Common Stock in the Business Combination, (b) the issuance and sale of 7,500,000 newly issued shares of FS Development II Class A Common Stock in a private placement concurrent with the Business combination ...(due to space limits, see proxy statement for full proposal).	Management	For	For
3A.	Charter Amendment Proposal A - To approve, assuming the Business Combination Proposal is approved and adopted, a proposed second amended and restated certificate of incorporation, which will amend and restate FS Development Corp. II's current certificate of incorporation, dated February 16, 2021 (the "Current Charter"), and which proposed second amended and restated certificate of incorporation will be in effect upon the closing of the Business Combination (the "Closing").	Management	For	For
3B.	Charter Amendment Proposal B - To approve and adopt a proposed amendment to the second amended and restated certificate of incorporation to increase the number of shares of FS Development II Class A Common stock from 100,000,000 to 250,000,000 and the total number of authorized shares from 110,000,000 (following approval of Charter Amendment Proposal A) to 260,000,000, which proposed amendment to the second amended and restated certificate of incorporation will be in effect upon the Closing.	Management	For	For
4A.	Advisory Charter Proposal A - To increase the authorized shares of FS Development II Class A Common Stock to 250,000,000 shares (if Charter Amendment Proposal B passes). If Charter Amendment Proposal B does not pass, the authorized shares of FS Development II Class A Common Stock will remain 100,000,000 shares.	Management	For	For
4B.	Advisory Charter Proposal B - To increase the authorized shares of "blank check" preferred stock that the Combined Entity's board of directors could issue to discourage a takeover attempt to 10,000,000 shares.	Management	For	For
4C.	Advisory Charter Proposal C - To provide that certain amendments to provisions of the Proposed Charter will require the approval of at least 66.67% of the Combined Entity's then-outstanding shares of capital stock entitled to vote on such amendment.	Management	For	For
4D.	Advisory Charter Proposal D - To make the Combined Entity's corporate existence perpetual as opposed to FS Development II's corporate existence, which is required to be dissolved and liquidated 24 months following the closing of its initial public offering and to remove from the Proposed Charter the various provisions applicable only to specified purpose acquisition corporations contained in the Current Charter.	Management	For	For
4E.	Advisory Charter Proposal E - To provide that any amendment to the Amended Bylaws will require the approval of at least 66.67% of the Combined Entity's then-outstanding shares of capital stock entitled to vote on such amendment, provided that if the board of directors of the Combined Entity recommends approval of such amendment, such amendment will require the approval of a majority of the Combined Entity's then- outstanding shares of capital stock entitled to vote on such amendment.	Management	For	For
5.	To approve, assuming the Business Combination Proposal is approved and adopted, the 2021 Stock Option and Incentive Plan a copy of which is appended to the accompanying proxy statement/ prospectus as Annex E, which will become effective the day prior to the Closing (the "Incentive Plan Proposal").	Management	For	For
6.	To approve a proposal to adjourn the Special Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Special Meeting, there are not sufficient votes to approve the Business Combination Proposal, the Nasdaq Stock Issuance Proposal, the Charter Amendment Proposals, the Advisory Charter Proposals, or the Incentive Plan Proposal, or we determine that one or more of the closing conditions under the Business Combination is not satisfied or waived.	Management	For	For
GORES METROPOULOS II, INC.
Security	382873107		Meeting Type	Special
Ticker Symbol	GMII		Meeting Date	14-Jan-2022
ISIN	US3828731071		Agenda	935539138 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.1	Election of Director: Randall Bort	Management	For	For
1.2	Election of Director: Michael Cramer	Management	For	For
1.3	Election of Director: Joseph Gatto	Management	For	For
1.4	Election of Director: Dean Metropoulos	Management	For	For
2.	Business Combination Proposal.	Management	For	For
3.	Nasdaq Proposal.	Management	For	For
4.	Charter Proposal.	Management	For	For
5A.	Goverance Proposal: Change in Authorized Shares.	Management	For	For
5B.	Goverance Proposal: Classified Board.	Management	For	For
5C.	Goverance Proposal: Application of the Doctrine of Corporate Opportunity.	Management	For	For
5D.	Goverance Proposal: Required Stockholder Vote to Amend the Certificate of Incorporation of the Company.	Management	For	For
6.	Management Equity Incentive Plan Proposal.	Management	For	For
7.	Incentive Plan Proposal.	Management	For	For
8.	ESPP Proposal.	Management	For	For
9.	Adjournment Proposal.	Management	For	For
TREBIA ACQUISITION CORP.
Security	G9027T109		Meeting Type	Special
Ticker Symbol	TREB		Meeting Date	20-Jan-2022
ISIN	KYG9027T1094		Agenda	935539532 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Business Combination Proposal - a proposal to approve Trebia's entry into that certain Business Combination Agreement, dated as of June 28, 2021 and amended on November 30, 2021 (as may be amended, supplemented or otherwise modified from time to time, the "Business Combination Agreement"), by and among Trebia, S1 Holdco, LLC ("S1 Holdco"), Orchid Merger Sub I, Inc. ("Trebia Merger Sub I"), Orchid Merger Sub II, Inc. ("Trebia Merger Sub II"), System1 SS Protect Holdings, Inc. ("Protected") ...(due to space limits, see proxy statement for full proposal).	Management	For	For
2.	The NYSE Proposal - a proposal to approve, for the purposes of complying with the applicable provisions of Section 312.03 of the NYSE's Listed Company Manual, (i) the issuance of common stock of System1 (as defined below) in connection with the consummation of the transactions contemplated by the Business Combination Agreement and the other transaction agreements, (ii) all issuances of shares of common stock of System1 upon the conversion of shares of any other class of System1 common stock ...(due to space limits, see proxy statement for full proposal).	Management	For	For
3.	The Domestication Proposal - a proposal to approve that Trebia be domesticated as a Delaware corporation in accordance with Section 388 of the DGCL and de- register as a Cayman Islands exempted company in accordance with Section 206 of the Cayman Islands Companies Act (As Revised) (the "Domestication"), upon which Trebia will change its name to "System1, Inc." ("System1").	Management	For	For
4.	The Charter Amendment Proposal - a proposal to approve the amendment and restatement of the amended and restated memorandum and articles of association of Trebia by their deletion and replacement with the proposed certificate of incorporation of System1, (a copy of which is attached to the accompanying proxy statement/prospectus as Annex B (the "System1 Charter")), and the proposed bylaws of System1, a copy of which is attached to the accompanying proxy statement/prospectus as Annex C (the ...(due to space limits, see proxy statement for full proposal).	Management	For	For
5A.	Multi-class Shares Proposal - a proposal to authorize a change to the authorized capital stock of Trebia from (A) 400,000,000 Class A ordinary shares of Trebia, par value $0.0001 per share, 40,000,000 Class B ordinary shares of Trebia, par value $0.0001 per share, and 1,000,000 preferred shares of Trebia, par value $0.0001 per share, to (B) 500,000,000 shares of System1 class A common stock, par value $0.0001 per share, 25,000,000 shares of System1 class C common stock, par value $0.0001 per share, ...(due to space limits, see proxy statement for full proposal).	Management	For	For
5B.	Election, Number and Removal of Directors - a proposal to permit changes to the ability of shareholders to vote and remove directors from the System1 board of directors.	Management	For	For
5C.	Approval of Business Combination - a proposal to approve the adoption of a majority voting requirement to approve a merger or other form of business combination, if such merger or business combination is approved by the System1 board of directors.	Management	For	For
5D.	Exclusive Forum Provision - a proposal to make the Delaware Court of Chancery serve as the exclusive forum (or, in the event that the Delaware Court of Chancery does not have jurisdiction, the federal district court for the District of Delaware or other state courts of the State of Delaware) for any shareholder claims, including claims in the right of System1 that are based upon a violation of a duty by a current or former director, officer, employee or shareholder in such capacity, or as to ...(due to space limits, see proxy statement for full proposal).	Management	For	For
5E.	Action by Written Consent of Stockholders - a proposal to only permit action by System1 shareholders only at a duly called annual or special meeting of such shareholders.	Management	For	For
5F.	Other Changes In Connection With Adoption of the System1 Organizational Documents - a proposal to approve and authorize (A) changing the corporate name from "Trebia Acquisition Corp." to "System1, Inc.", (B) making System1's corporate existence perpetual, and (C) removing certain provisions related to System1's status as a blank check company.	Management	For	For
6.	The Incentive Plan Proposal - a proposal to approve and adopt the System1 2022 Incentive Award Plan (the "Incentive Plan") and the material terms thereunder, including the authorization of the accompanying initial share reserve thereunder. A copy of the Incentive Plan is attached to the accompanying proxy statement/prospectus as Annex D.	Management	For	For
7.	DIRECTOR	Management
1	Dexter Fowler		For	For
2	Caroline Horn		For	For
3	Jennifer Prince		For	For
4	Moujan Kazerani		For	For
5	Frank R. Martire, Jr.		For	For
6	Christopher Phillips		For	For
7	Michael Blend		For	For
8	William P. Foley, II		For	For
8.	The Adjournment Proposal - a proposal to approve the adjournment of the Extraordinary General Meeting to a later date or dates (i) to the extent necessary to ensure that any required supplement or amendment to the accompanying proxy statement/prospectus is provided to Trebia Shareholders or, if as of the time for which the Extraordinary General Meeting is scheduled, there are insufficient Trebia ordinary shares represented (either in person or by proxy) to constitute ...(due to space limits, see proxy statement for full proposal).	Management	For	For
CF ACQUISITION CORP V
Security	12520R205		Meeting Type	Special
Ticker Symbol	CFFVU		Meeting Date	24-Jan-2022
ISIN	US12520R2058		Agenda	935521838 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	A proposal to adopt and approve the Agreement and Plan of Merger, dated July 5, 2021 (as the terms and conditions therein may be amended, modified or waived from time to time, the "Merger Agreement"), by and among, CF V, Satellogic Inc., a business company with limited liability incorporated under the laws of the British Virgin Islands and a direct wholly owned subsidiary of the Company ("PubCo"), Nettar Group Inc. (d/b/a Satellogic), a business company with limited liability ...(due to space limits, see proxy statement for full proposal).	Management	For	For
2.	A proposal to approve a proposal to adjourn the Special Meeting to a later date or dates, if necessary.	Management	For	For
GROWTH CAPITAL ACQUISITION CORP.
Security	39986V107		Meeting Type	Special
Ticker Symbol	GCAC		Meeting Date	09-Feb-2022
ISIN	US39986V1070		Agenda	935545650 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Business Combination Proposal - To approve and adopt the Business Combination Agreement, dated as of August 4, 2021 (as amended by the Amendment to the Business Combination Agreement, dated as of January 21, 2022, and as it may be further amended or supplemented from time to time, the "Business Combination Agreement"), by and among Growth Capital Acquisition Corp., a Delaware corporation (the "Company"), GCAC Merger Sub Inc., a Delaware corporation and newly formed wholly-owned subsidiary ...(due to space limits, see proxy statement for full proposal).	Management	For	For
2.	The Amended and Restated Charter Proposal - To approve the amendment and restatement, in connection with the closing of the Business Combination, of the Company's existing amended and restated certificate of incorporation by adopting the second amended and restated certificate of incorporation, a copy of which is included as Annex B to the Proxy Statement.	Management	For	For
3.	The Nasdaq Proposal - To approve, for purposes of complying with the applicable listing rules of the Nasdaq Stock Market, the issuance of (i) shares of the Company's common stock pursuant to the Business Combination Agreement and (ii) approximately $59.5 million of shares of the Company's Class A common stock to investors in a PIPE financing to be completed in connection with the Business Combination.	Management	For	For
4.	The Incentive Plan Proposal - To approve and adopt the 2022 Equity Incentive Plan, including the initial share reserve and automatic increases thereunder, a copy of which is included as Annex D to the Proxy Statement.	Management	For	For
5.	The Employee Stock Purchase Plan Proposal - To approve and adopt the Employee Stock Purchase Plan, including the initial share reserve and automatic increases thereunder, a copy of which is included as Annex E to the Proxy Statement.	Management	For	For
6.	The Adjournment Proposal - To adjourn the Special Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Special Meeting, the Company is not authorized to consummate the transactions contemplated by the Business Combination Agreement, including the Merger.	Management	For	For
ASTREA ACQUISITION CORP.
Security	04637C106		Meeting Type	Special
Ticker Symbol	ASAX		Meeting Date	15-Feb-2022
ISIN	US04637C1062		Agenda	935547301 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Business Combination Proposal - to consider and vote upon a proposal to approve and adopt the Agreement and Plan of Merger dated as of August 9, 2021 by and among Astrea, Peregrine Merger Sub, LLC, Lexyl Travel Technologies, LLC, Double Peregrine Merger Sub, LLC and Benjamin & Brothers, LLC, and the transactions contemplated by the Merger Agreement.	Management	For	For
2.	The Charter Amendment Proposal - to consider and vote upon a proposal to approve the second amended and restated certificate of incorporation of Astrea.	Management	For	For
3A.	The Advisory Charter Proposal - to consider and vote upon the following separate non-binding proposal: To reclassify Astrea's capital stock and to increase the total number of authorized shares and classes of stock from a total of 51,000,000 shares, par value $0.0001 per share, consisting of 50,000,000 shares of common stock and 1,000,000 shares of preferred stock, to a total of 380,000,000 shares, par value $0.0001 per share, consisting of (i) 375,000,000 shares of common stock, including (x) ...(due to space limits, see proxy statement for full proposal).	Management	For	For
3B.	The Advisory Charter Proposal - to consider and vote upon the following separate non-binding proposal: To provide that the Company Board shall have the power to make, alter or amend or repeal any bylaw, but subject to the right of stockholders to alter or repeal any such bylaw; and to further provide that no bylaw made, altered or amended by the stockholders will retroactively invalidate any prior act of the Company Board that would have been valid if such bylaw had not been made, altered, or amended by the stockholders.	Management	For	For
3C.	The Advisory Charter Proposal - to consider and vote upon the following separate non-binding proposal: To provide that, except as otherwise expressly permitted by the terms of any series of preferred stock permitting the holders of such series of preferred stock to call a special meeting of the holders of such series, special meetings of the stockholders of the Company may be called only by the chairman of the Company Board, the chief executive officer of the Company, or the Company Board; and the ...(due to space limits, see proxy statement for full proposal).	Management	For	For
3D.	The Advisory Charter Proposal - to consider and vote upon the following separate non-binding proposal: To provide that removal of one or more directors for cause requires the affirmative vote of the holders of at least two- thirds (66 and 2/3%) of the voting power of all of the then outstanding shares of voting stock of the Company following the consummation of the Business Combination, voting together as a single class.	Management	For	For
3E.	The Advisory Charter Proposal - to consider and vote upon the following separate non-binding proposal: To provide that no stockholders holding less than forty percent (40%) of the total issued stock of the Company will be entitled to examine the books of account or documents or papers or vouchers of the Company, except by a resolution of the Company Board giving such privileges; however, this provision shall not restrict the examination of such corporate records as are by statute open to the inspection of stockholders.	Management	For	For
4.	The Nasdaq Proposal - to consider and vote upon a proposal, as required by the rules of the Nasdaq Stock Market, to approve the issuance or potential issuance of common stock in the Merger in an amount greater than 20% of the number of shares of Astrea Common Stock before such issuances and the issuance of common stock resulting in a change of control of Astrea.	Management	For	For
5A.	Election of Director: Gianno Caldwell	Management	For	For
5B.	Election of Director: Jeffrey Goldstein	Management	For	For
5C.	Election of Director: James Wilkinson	Management	For	For
5D.	Election of Director: John Prince	Management	For	For
5E.	Election of Director: Mahesh Chaddah	Management	For	For
5F.	Election of Director: Dieter Huckestein	Management	For	For
5G.	Election of Director: Kate Walsh	Management	For	For
5H.	Election of Director: Timothy N. Hentschel	Management	For	For
5I.	Election of Director: Yatin Patel	Management	For	For
5J.	Election of Director: Mohsen Moazami	Management	For	For
5K.	Election of Director: Dylan Ratigan	Management	For	For
6.	The Incentive Plan Proposal - to consider and vote upon a proposal to approve and adopt the 2021 Long Term Incentive Award Plan.	Management	For	For
7.	The Employee Stock Purchase Plan Proposal - to consider and vote upon a proposal to approve and adopt the 2021 Employee Stock Purchase Plan.	Management	For	For
8.	The Adjournment Proposal - to consider and vote upon a proposal to adjourn the special meeting to a later date or dates, if necessary.	Management	For	For
HEALTHCARE CAPITAL CORP.
Security	42228C101		Meeting Type	Special
Ticker Symbol	HCCC		Meeting Date	18-Feb-2022
ISIN	US42228C1018		Agenda	935544898 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Business Combination Proposal - To approve and adopt the Agreement and Plan of Merger, dated as of July 7, 2021 (as it may be amended or supplemented from time to time, the "Merger Agreement"), by and among HCCC, Alpha Tau Medical Ltd., a company organized under the laws of the state of Israel ("Alpha Tau") and Archery Merger Sub Inc., a Delaware corporation and wholly-owned subsidiary of Alpha Tau ("Merger Sub"), and the transactions contemplated therein.	Management	For	For
2.1	The Charter Proposal - To approve and adopt the name of the new public entity will be "Alpha Tau Medical Ltd." as opposed to "Healthcare Capital Corp.".	Management	For	For
2.2	The Charter Proposal - To approve and adopt the Alpha Tau Articles will provide for one class of ordinary shares as opposed to the two classes of common stock provided for in the HCCC Charter.	Management	For	For
2.3	The Charter Proposal - To approve and adopt Alpha Tau's corporate existence is perpetual as opposed to HCCC's corporate existence terminating if a business combination is not consummated within a specified period of time.	Management	For	For
2.4	The Charter Proposal - To approve and adopt the Alpha Tau Articles will not include the various provisions applicable only to special purpose acquisition corporations that the HCCC Charter contains.	Management	For	For
3.	The Adjournment Proposal - To consider and vote upon a proposal to adjourn this special meeting to a later date or dates, if necessary, if the parties are not able to consummate the Business Combination.	Management	For	For
BARINGS BDC, INC.
Security	06759L103		Meeting Type	Special
Ticker Symbol	BBDC		Meeting Date	24-Feb-2022
ISIN	US06759L1035		Agenda	935540307 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	To approve the issuance of shares of Barings BDC, Inc. ("Barings BDC") common stock, $0.001 par value per share ("Barings BDC Common Stock"), pursuant to the Agreement and Plan of Merger, dated as of September 21, 2021, by and among Barings BDC, Mercury Acquisition Sub, Inc., Sierra Income Corporation and Barings LLC (the "Merger Agreement").	Management	Split	Split
2.	To approve the issuance of shares of Barings BDC Common Stock pursuant to the Merger Agreement at a price below its then- current net asset value per share, if applicable.	Management	Split	Split
3.	To approve the adjournment of the Barings BDC special meeting, if necessary or appropriate, to solicit additional proxies, in the event that there are insufficient votes at the time of the Barings BDC special meeting to approve Proposal 1 or Proposal 2.	Management	Split	Split
BARINGS BDC, INC.
Security	06759L103		Meeting Type	Special
Ticker Symbol	BBDC		Meeting Date	24-Feb-2022
ISIN	US06759L1035		Agenda	935540307 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	To approve the issuance of shares of Barings BDC, Inc. ("Barings BDC") common stock, $0.001 par value per share ("Barings BDC Common Stock"), pursuant to the Agreement and Plan of Merger, dated as of September 21, 2021, by and among Barings BDC, Mercury Acquisition Sub, Inc., Sierra Income Corporation and Barings LLC (the "Merger Agreement").	Management	Split	Split
2.	To approve the issuance of shares of Barings BDC Common Stock pursuant to the Merger Agreement at a price below its then- current net asset value per share, if applicable.	Management	Split	Split
3.	To approve the adjournment of the Barings BDC special meeting, if necessary or appropriate, to solicit additional proxies, in the event that there are insufficient votes at the time of the Barings BDC special meeting to approve Proposal 1 or Proposal 2.	Management	Split	Split
OAKTREE SPECIALTY LENDING CORPORATION
Security	67401P108		Meeting Type	Annual
Ticker Symbol	OCSL		Meeting Date	04-Mar-2022
ISIN	US67401P1084		Agenda	935543149 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1A.	Election of Director who will serve until the Company's 2025 Annual Meeting: Phyllis Caldwell	Management	Split	Split
2.	To ratify the appointment of Ernst & Young LLP as the Independent Registered Public Accounting Firm for the Company for the fiscal year ending September 30, 2022.	Management	Split	Split
OAKTREE SPECIALTY LENDING CORPORATION
Security	67401P108		Meeting Type	Special
Ticker Symbol	OCSL		Meeting Date	04-Mar-2022
ISIN	US67401P1084		Agenda	935543822 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	To authorize the Company, with the approval of the Board of Directors, to sell or otherwise issue shares of its common stock at a price below its then current net asset value per share, provided that the number of shares issued does not exceed 25% of its then outstanding common stock.	Management	Split	Split
SPARTAN ACQUISITION CORP. III
Security	84677R106		Meeting Type	Special
Ticker Symbol	SPAQ		Meeting Date	08-Mar-2022
ISIN	US84677R1068		Agenda	935550598 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Business Combination Proposal - To consider and vote upon a proposal to (a) approve and adopt the Business Combination Agreement, dated as of July 28, 2021 (the "Business Combination Agreement"), by and among Spartan, Athena Pubco B.V., a Dutch private limited liability company (besloten vennootschap met beperkte aansprakelijkheid) ("Allego"), Athena Merger Sub, Inc., a Delaware corporation ("Merger Sub"), Madeleine Charging B.V., a Dutch private limited liability company (besloten vennootschap ...(due to space limits, see proxy material for full proposal).	Management	For	For
2.	The Governance Proposal - To consider and vote upon, on a non- binding advisory basis, a proposal to approve certain governance provisions contained in the Articles of Association of Allego N.V., the successor to Allego following the Business Combination (the "Allego Articles") that materially affect Allego shareholder rights (the "Governance Proposal").	Management	For	For
3.	The Adjournment Proposal - To consider and vote upon a proposal to approve the adjournment of the special meeting to a later date or dates, if necessary or appropriate, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the Business Combination Proposal (the "Adjournment Proposal").	Management	For	For
PGIM INVESTMENTS
Security	69346H100		Meeting Type	Annual
Ticker Symbol	ISD		Meeting Date	09-Mar-2022
ISIN	US69346H1005		Agenda	935545042 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.1	Election of Class I Director: Ellen S. Alberding	Management	Split	Split
1.2	Election of Class I Director: Stuart S. Parker	Management	Split	Split
1.3	Election of Class I Director: Brian K. Reid	Management	Split	Split
2.	Ratify the appointment of PricewaterhouseCoopers LLP as the Fund's independent registered public accountant for the fiscal year ending July 31, 2022.	Management	Split	Split
GLOBAL SPAC PARTNERS CO.
Security	G3934K103		Meeting Type	Special
Ticker Symbol	GLSPT		Meeting Date	11-Apr-2022
ISIN	KYG3934K1031		Agenda	935582468 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1)	The Extension Amendment Proposal - To amend, by way of special resolution, the amended and restated Memorandum and Articles of Association of Global SPAC Partners Co. ("Global") to extend the date by which Global has to consummate a business combination from April 13, 2022 to July 13, 2022 (or such earlier date as determined by Global's Board of Directors).	Management	For	For
2)	The Adjournment Proposal - To instruct the chairman of the extraordinary general meeting to adjourn the extraordinary general meeting of Global shareholders to a later date or dates, if necessary, to permit further solicitation and vote of Proxies if, based upon the tabulated vote at the time of the special meeting, there are not sufficient votes to approve the Extension Amendment Proposal.	Management	For	For
PIMCO CLOSED-END FUNDS
Security	69355M107		Meeting Type	Annual
Ticker Symbol	PDO		Meeting Date	26-Apr-2022
ISIN	US69355M1071		Agenda	935575398 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1a.	Election of Trustee: Deborah A. DeCotis	Management	Split	Split
1b.	Election of Trustee: David N. Fisher	Management	Split	Split
1c.	Election of Trustee: Joseph B. Kittredge, Jr.	Management	Split	Split
1d.	Election of Trustee: E. Grace Vandecruze	Management	Split	Split
BROOKLINE CAPITAL ACQUISITION CORP.
Security	11374E104		Meeting Type	Special
Ticker Symbol	BCAC		Meeting Date	26-Apr-2022
ISIN	US11374E1047		Agenda	935588698 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Extension Amendment: Amend the Company's Amended and Restated Certificate of Incorporation to extend the date by which the Company must consummate a Business Combination from May 2, 2022 (the date which is 15 months from the closing date of the Company's initial public offering of our units (the "IPO")) on a monthly basis up to November 2, 2022 (the date which is 21 months from the closing date of the IPO).	Management	For	For
ARTISAN ACQUISITION CORP.
Security	G0509L102		Meeting Type	Special
Ticker Symbol	ARTA		Meeting Date	09-May-2022
ISIN	KYG0509L1023		Agenda	935614811 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Business Combination Proposal - a proposal to approve and authorize, as an ordinary resolution, (a) the business combination and other transactions contemplated by the Business Combination Agreement, dated as of September 15, 2021 (as amended by an Amendment to Business Combination Agreement dated as of March 30, 2022 (the "BCA Amendment") and as may be further amended, supplemented or otherwise modified from time to time, the "Business Combination Agreement"), by and among Prenetics ...(due to space limits, see proxy material for full proposal).	Management	For	For
2.	The Initial Merger Proposal - a proposal to approve and authorize, as a special resolution, (a) the Plan of Merger (the "Plan of Initial Merger"), by and among the Company, Artisan Merger Sub and PubCo, substantially in the form annexed as Exhibit F to the Business Combination Agreement, (b) the Company's entry into the Plan of Initial Merger, and (c) the merger of the Company with and into Artisan Merger Sub, with Artisan Merger Sub being the surviving entity and remaining as a wholly- owned subsidiary of PubCo.	Management	For	For
3.	The Adjournment Proposal - a proposal to approve, as an ordinary resolution, the adjournment of the Meeting to a later date or dates to be determined by the chairman of the Meeting, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for the approval of one or more proposals at the Meeting or if shareholders have elected to redeem an amount of Class A ordinary shares of the Company such that the minimum available cash condition contained ...(due to space limits,see proxy material for full proposal).	Management	For	For
XAI OCTAGON FUNDS
Security	98400T205		Meeting Type	Annual
Ticker Symbol	XFLTPR		Meeting Date	24-May-2022
ISIN	US98400T2050		Agenda	935621842 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1a.	Election of Class II Trustee of the Trust, to be elected by common shares and preferred shares voting as a single class, to serve until the 2025 annual meeting: Gregory G. Dingens	Management	Split	Split
1b.	Election of Class II Trustee of the Trust, to be elected by preferred shares voting as a separate class, to serve until the 2025 annual meeting: Philip G. Franklin	Management	Split	Split
NORTH ATLANTIC ACQUISITION CORP.
Security	G66139109		Meeting Type	Special
Ticker Symbol	NAAC		Meeting Date	01-Jun-2022
ISIN	KYG661391097		Agenda	935625028 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Two separate proposals to approve the Business Combination and approve and adopt the Business Combination Agreement, dated as of December 16, 2021 as amended (the "Business Combination Agreement"), by and among NAAC, TeleSign, BICS, New SPAC, and New Holdco, pursuant to which the business combination will be effected in two steps: (a) the proposal to approve and authorize by special resolution the merger of NAAC with and into New SPAC (the "SPAC Merger"), with New SPAC surviving the SPAC Merger and ...(due to space limits, see proxy material for full proposal).	Management	For	For
2.	To approve by special resolution the proposed certificate of incorporation (the "Proposed Certificate of Incorporation") and the proposed bylaws (the "Proposed Bylaws" and, together with the Proposed Certificate of Incorporation, the "Proposed Organizational Documents") of New Holdco (the "Organizational Documents Proposal").	Management	For	For
3.	To approve, on a non-binding advisory basis, by special resolution, certain governance provisions in the Proposed Organizational Documents, which are being presented separately in accordance with U.S. Securities and Exchange Commission guidance to give shareholders the opportunity to present their separate views on important corporate governance provisions (the "Advisory Organizational Documents Proposals").	Management	For	For
4.	To approve by ordinary resolution, for purposes of complying with applicable listing rules of The Nasdaq Capital Market, (a) the issuance of up to 115,512,500 shares of New Holdco Common Stock in connection with the Share Acquisition, and (b) the issuance and sale of 11,698,750 shares of New Holdco Common Stock in the PIPE Financing, which will occur substantially concurrently with, and is contingent upon, the consummation of the Share Acquisition (the "Nasdaq Proposal").	Management	For	For
5.	To approve by ordinary resolution and adopt the NAAC Holdco, Inc. 2022 Restricted Stock Units and Performance Stock Units Incentive Plan (the "Incentive Plan") and material terms there under (the "Incentive Plan Proposal").	Management	For	For
6.	To approve by ordinary resolution the adjournment of the extraordinary general meeting to a later date or dates, if necessary or appropriate, (a) to the extent necessary to ensure that any required supplement or amendment to this proxy statement/prospectus is provided to NAAC shareholders or, if as of the time for which the extraordinary general meeting is scheduled, there are insufficient NAAC ordinary shares represented (either in the person or by proxy) to constitute a ...(due to space limits, see proxy material for full proposal).	Management	For	For
SVF INVESTMENT CORP. 3
Security	G8601N108		Meeting Type	Special
Ticker Symbol	SVFC		Meeting Date	03-Jun-2022
ISIN	KYG8601N1088		Agenda	935650350 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Business Combination Proposal - To consider and vote upon a proposal to approve, by ordinary resolution under Cayman Islands law, the Business Combination and adopt the Agreement and Plan of Merger, dated as of December 12, 2021 (as it may be amended, restated, supplemented or otherwise modified from time to time, the "Merger Agreement"), by and among SVF 3, Saturn Acquisition (DE) Corp., a wholly owned subsidiary of SVF 3 ("Merger Sub"), Warehouse Technologies LLC ("Warehouse") and Symbotic Holdings ...(due to space limits,see proxy material for full proposal).	Management	For	For
2.	The Domestication Proposal - To consider and vote upon a proposal to approve, by special resolution under Cayman Islands law, assuming the Business Combination Proposal is approved and adopted, the change of SVF 3's jurisdiction of incorporation from the Cayman Islands to the State of Delaware by deregistering as an exempted company in the Cayman Islands and continuing and domesticating as a corporation incorporated under the laws of the State of Delaware.	Management	For	For
3.	The Organizational Documents Proposal - To consider and vote upon a proposal to approve and adopt, by special resolution under Cayman Islands law, assuming the Business Combination Proposal and the Domestication Proposal are approved and adopted, the proposed new certificate of incorporation (the "Proposed Charter") and bylaws (the "Proposed Bylaws," and, together with the Proposed Charter, the "Proposed Organizational Documents") of SVF 3 following the consummation of the Business ...(due to space limits, see proxy material for full proposal).	Management	For	For
4A.	Governance Proposal - To increase the authorized share capital from 221,000,000 shares divided into 200,000,000 Class A ordinary shares, par value $0.0001 per share, 20,000,000 Class B ordinary shares, par value $0.0001 per share, and 1,000,000 preferred shares, par value $0.0001 per share, to authorized capital stock of 4,458,000,000 shares, consisting of (i) 3,000,000,000 shares of Class A common stock, par value $0.0001 per share, (ii) 1,000,000,000 shares of Class V-1 common stock, ...(due to space limits,see proxy material for full proposal).	Management	For	For
4B.	Governance Proposal - To provide that the Proposed Charter may be amended by the affirmative vote of a majority of the outstanding shares of voting stock entitled to vote thereon, voting together as a single class, except that (a) Section 4.03(b) through Section 4.04 and (b) Article V through Article XIV of the Proposed Charter may be amended, altered, repealed or rescinded, in whole or in part, or any provision inconsistent therewith or herewith may be adopted, only by the affirmative ...(due to space limits, see proxy material for full proposal).	Management	For	For
4C.	Governance Proposal - To provide for (i) the election of directors by a majority of the votes cast in respect of the shares present in person or represented by proxy at the meeting and entitled to vote on the election of directors, (ii) the filling of newly-created directorships or any vacancy on the board of directors by a majority vote of the remaining directors then in office, even if less than a quorum, or by a sole remaining director and (iii) the removal of directors with or ...(due to space limits, see proxy material for full proposal).	Management	For	For
4D.	Governance Proposal - To elect not to be governed by Section 203 of the General Corporation Law of the State of Delaware.	Management	For	For
4E.	Governance Proposal - To provide that the Court of Chancery of the State of Delaware or, if such court does not have subject matter jurisdiction thereof, another state or federal court located within the State of Delaware, shall be the exclusive forum for certain actions and claims.	Management	For	For
4F.	Governance Proposal - To provide that (i) each holder of record of Class A common stock, Class B common stock and Class V-1 common stock shall be entitled to one vote per share on all matters which stockholders generally are entitled to vote, and (ii) each holder of record of Class V- 3 common stock shall be entitled to three votes per share on all matters which stockholders generally are entitled to vote.	Management	For	For
4G.	Governance Proposal - To provide that (i) holders of Class A common stock and Class B common stock, as such, shall be entitled to the payment of dividends and other distributions of cash, stock or property on the Class A common stock and Class B common stock, respectively, when, as and if declared by the board of directors in accordance with law and (ii) except with respect to certain stock dividends, dividends of cash or property may not be declared or paid on Class V-1 common stock or Class V-3 common stock.	Management	For	For
4H.	Governance Proposal - To eliminate various provisions in Articles applicable only to blank check companies, including the provisions requiring that SVF 3 have net tangible assets of at least $5,000,001 immediately prior to, or upon such consummation of, a business combination.	Management	For	For
5.1	Election of Director to serve until the 2023 Annual Meeting: Richard B. Cohen	Management	For	For
5.2	Election of Director to serve until the 2023 Annual Meeting: Michael J. Loparco	Management	For	For
5.3	Election of Director to serve until the 2023 Annual Meeting: Rollin Ford	Management	For	For
5.4	Election of Director to serve until the 2023 Annual Meeting: Charles Kane	Management	For	For
5.5	Election of Director to serve until the 2023 Annual Meeting: Todd Krasnow	Management	For	For
5.6	Election of Director to serve until the 2023 Annual Meeting: Vikas J. Parekh	Management	For	For
5.7	Election of Director to serve until the 2023 Annual Meeting: Merline Saintil	Management	For	For
5.8	Election of Director to serve until the 2023 Annual Meeting: Michael Rhodin	Management	For	For
6.	The Merger Issuance Proposal - To consider and vote upon a proposal to approve, by ordinary resolution under Cayman Islands law, for purposes of complying with applicable listing rules of the Nasdaq Capital Market ("NASDAQ"), the issuance of shares of common stock pursuant to the Business Combination.	Management	For	For
7.	The Subscription Agreements Proposal - To consider and vote upon a proposal to approve, by ordinary resolution under Cayman Islands law, for purposes of complying with applicable listing rules of NASDAQ, the issuance of shares of Class A common stock pursuant to the Subscription Agreements (as defined in the proxy statement/prospectus).	Management	For	For
8.	The Incentive Compensation Plan Proposal - To consider and vote upon a proposal to approve and adopt, by ordinary resolution under Cayman Islands law, the Incentive Compensation Plan (as defined in the proxy statement/prospectus).	Management	For	For
9.	The ESPP Proposal - To consider and vote upon a proposal to approve and adopt, by ordinary resolution under Cayman Islands law, the ESPP (as defined in the proxy statement/prospectus).	Management	For	For
10.	The Adjournment Proposal - To consider and vote upon a proposal to approve, by ordinary resolution under Cayman Islands law, the adjournment of the Extraordinary General Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies (i) to ensure that any required supplement or amendment to the proxy statement or prospectus is provided to SVF 3's shareholders, and/or (ii) in the event that there are insufficient votes for, or otherwise in connection with, the ...(due to space limits, see proxy material for full proposal).	Management	For	For
DELWINDS INSURANCE ACQUISITION CORP.
Security	24803C102		Meeting Type	Special
Ticker Symbol	DWIN		Meeting Date	06-Jun-2022
ISIN	US24803C1027		Agenda	935664676 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Amend the Company's Amended and Restated Certificate of Incorporation, to extend the date by which the Company must (i) consummate a business combination, (ii) cease its operations if it fails to complete such business combination, and (iii) redeem or repurchase 100% of the Company's Class A common stock included as part of the units sold in the Company's initial public offering, from 6/15/22 to 9/15/22 (or such earlier date as determined by Delwinds' board of directors), in the form attached to the Company's Proxy Statement.	Management	For	For
2.	Adjournment Proposal: To approve the adjournment of the Special Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if there are insufficient votes for, or otherwise in connection with, the approval of the Extension Amendment Proposal.	Management	For	For
BIOTECH ACQUISITION COMPANY
Security	G1125A108		Meeting Type	Special
Ticker Symbol	BIOT		Meeting Date	14-Jun-2022
ISIN	KYG1125A1085		Agenda	935652683 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Business Combination Proposal - To consider and vote upon a proposal by ordinary resolution to approve the Agreement and Plan of Merger, dated as of November 8, 2021 (as it may be amended and supplemented from time to time, the "Merger Agreement") with Blade Therapeutics, Inc., a Delaware corporation ("Blade"), Blade Merger Subsidiary, Inc., a Delaware corporation and a wholly owned subsidiary of BAC ("Blade Merger Sub"), Biotech Sponsor LLC, a Delaware limited liability ...(due to space limits, see proxy material for full proposal).	Management	For	For
2.	Domestication Proposal - To consider and vote upon a Proposal by special resolution to (a) change BAC's corporate structure and de-register from an exempted company incorporated under the Cayman Islands Companies Act and transfer by way of continuation as a corporation incorporated under the laws of the State of Delaware (the "Domestication"), (b) in connection therewith to adopt upon the Domestication taking effect, the certificate of incorporation (the "Interim Charter"), in the form appended to ...(due to space limits, see proxy material for full proposal).	Management	For	For
3.	The Certificate of Incorporation Proposal - To consider and vote upon by special resolution under the Cayman Islands Companies Act a Proposal to replace the Interim Charter with the Proposed Certificate of Incorporation substantially in the form attached to the accompanying proxy statement/prospectus as Annex C, to be effective upon the consummation of the Business Combination. The Certificate of Incorporation Proposal is conditioned on the approval of the Business Combination Proposal ...(due to space limits, see proxy material for full proposal).	Management	For	For
4a.	Organizational Documents Proposals - To approve and adopt provisions in the Proposed Charter, which will amend and replace the Interim Charter if the Certificate of Incorporation Proposal is approved, requiring the affirmative vote of the holders of at least 66 2/3% of the voting power of all the then outstanding shares of Blade Biotherapeutics entitled to vote to remove a director for cause.	Management	For	For
4b.	Organizational Documents Proposals - To approve and adopt provisions in the Proposed Charter, which will amend and replace the Interim Charter if the Certificate of Incorporation Proposal is approved, providing that (i) special meetings of stockholders for any purpose or purposes may be called at any time by the majority of the Blade Biotherapeutics Board, the Chairman of the Blade Biotherapeutics Board or the Chief Executive Officer of Blade Biotherapeutics, and may not be called by another other ...(due to space limits, see proxy material for full proposal).	Management	For	For
4c.	Organizational Documents Proposals - To approve and adopt provisions in the Proposed Certificate of Incorporation, which will amend and replace the Interim Charter if the Certificate of Incorporation Proposal is approved, adopting Delaware as the exclusive forum for certain shareholder litigation.	Management	For	For
4d.	Organizational Documents Proposals - To approve and adopt provisions in the Proposed Charter, which will amend and replace the Interim Charter if the Certificate of Incorporation Proposal is approved, changing the post- Business Combination company's corporate name from "Biotech Acquisition Company" to "Blade Biotherapeutics, Inc."	Management	For	For
4e.	Organizational Documents Proposals - To approve and adopt provisions in the Proposed Charter, which will amend and replace the Interim Charter if the Certificate of Incorporation Proposal is approved, to remove certain provisions related to BAC's status as a blank check company that will no longer apply upon consummation of the Business Combination.	Management	For	For
4f.	Organizational Documents Proposals - To approve and adopt provisions in the Proposed Charter, which will amend and replace the Interim Charter if the Certificate of Incorporation Proposal is approved, increasing the total number of authorized shares of all classes of stock to 310,000,000 shares, each with a par value of $0.0001 per share, consisting of (i) 300,000,000 shares of Common Stock, (ii) 10,000,000 shares of preferred stock.	Management	For	For
4g.	Organizational Documents Proposals - To approve and adopt provisions in the Proposed Charter, which will amend and replace the Interim Charter if the Certificate of Incorporation Proposal is approved, electing not to be governed by Section 203 of the DGCL and, instead be governed by a provision substantially similar to Section 203 of the DGCL.	Management	For	For
4h.	Organizational Documents Proposals - To approve and adopt provisions in the Proposed Charter, which will amend and replace the Interim Charter if the Certificate of Incorporation Proposal is approved, making Blade Biotherapeutics' corporate existence perpetual.	Management	For	For
5.	DIRECTOR	Management
1	Wendy Robbins		For	For
2	Mark Timney		For	For
3	Lloyd Klickstein		For	For
4	James Scopa		For	For
5	Luke Evnin		For	For
6	Carl Goldfischer		For	For
7	John A. Hohneker		For	For
8	Michael Shleifer		For	For
6.	The Nasdaq Proposal - To consider and vote upon a proposal by ordinary resolution to approve, for purposes of complying with the applicable provisions of Nasdaq Listing Rules 5635(a), (b), (c), and (d), the issuance of (a) shares to the PIPE Investors pursuant to the PIPE Investment, and (b) shares to the Blade stockholders pursuant to the Merger Agreement. "RESOLVED, as an ordinary resolution, that for the purposes of complying with Nasdaq Listing Rules 5635(a), (b), (c), and (d), the ...(due to space limits, see proxy material for full proposal).	Management	For	For
7.	Incentive Award Plan Proposal - To consider and vote on a Proposal by ordinary resolution to approve and adopt the Blade Biotherapeutics, Inc. 2022 Incentive Award Plan (the "2022 Plan") and the material terms thereunder. The BAC Board approved the 2022 Plan, prior to the BAC extraordinary general meeting, subject to shareholder approval at the BAC extraordinary general meeting. A copy of the proposed 2022 Plan is appended to the accompanying proxy statement/prospectus as Annex E. ...(due to space limits, see proxy material for full proposal).	Management	For	For
8.	ESPP Proposal - To consider and vote on a Proposal by ordinary resolution to approve and adopt the Blade Biotherapeutics, Inc. 2022 Employee Stock Purchase Plan (the "ESPP") and the material terms thereunder. The BAC Board approved the ESPP, prior to the BAC extraordinary general meeting, subject to shareholder approval at the BAC extraordinary general meeting. A copy of the proposed ESPP is appended to the accompanying proxy statement/prospectus as Annex F. "RESOLVED, as an ordinary ...(due to space limits, see proxy material for full proposal).	Management	For	For
9.	The Adjournment Proposal - To consider and vote upon a proposal by ordinary resolution to adjourn the Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if it is determined by the BAC Board that more time is necessary or appropriate to approve one or more proposals at the Meeting or if certain conditions under the Merger Agreement are not satisfied or waived. "RESOLVED, as an ordinary resolution, that the adjournment of the Meeting to a later date or dates, ...(due to space limits, see proxy material for full proposal).	Management	For	For
CORNER GROWTH ACQUISITION CORP. 2
Security	G2426E104		Meeting Type	Special
Ticker Symbol	TRON		Meeting Date	15-Jun-2022
ISIN	KYG2426E1044		Agenda	935671481 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Extension Proposal: Amend the Company's amended and restated memorandum and articles of association to (i) extend the date that the Company has to consummate a business combination from June 21, 2022 to July 21, 2022 (the "Extended Date") and (ii) allow the Company without another shareholder vote, to elect to extend the date to consummate a business combination after the Extended Date on a monthly basis for an additional eight months, through and until March 21, 2023 the ("Additional Extension Date").	Management	For	For
2.	Adjournment Proposal: Adjourn the Extraordinary General Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of Proposal 1.	Management	For	For
FIRST EAGLE ALTERNATIVE CAPITAL BDC, INC
Security	26943B100		Meeting Type	Annual
Ticker Symbol	FCRD		Meeting Date	16-Jun-2022
ISIN	US26943B1008		Agenda	935635221 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management	Split	Split
1	Christopher J. Flynn		Split	Split
2	E.P. Giambastiani, Jr.		Split	Split
3	Nancy Hawthorne		Split	Split
4	James D. Kern		Split	Split
5	Deborah McAneny		Split	Split
6	Jane Musser Nelson		Split	Split
2.	To ratify the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Company for the fiscal year ending December 31, 2022.	Management	Split	Split
3.	To approve the adjournment of the Annual Meeting, if necessary or appropriate, to solicit additional proxies.	Management	Split	Split
INSIGHT SELECT INCOME FUND
Security	45781W109		Meeting Type	Annual
Ticker Symbol	INSI		Meeting Date	22-Jun-2022
ISIN	US45781W1099		Agenda	935665197 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management	Split	Split
1	W. Thacher Brown		Split	Split
2	Ellen D. Harvey		Split	Split
3	Thomas E. Spock		Split	Split
4	Suzanne P. Welsh		Split	Split
AGRICO ACQUISITION CORP
Security	G41089106		Meeting Type	Special
Ticker Symbol	RICO		Meeting Date	27-Jun-2022
ISIN	KYG410891066		Agenda	935661543 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1)	The Business Combination Proposal: To consider and vote upon the Business Combination Agreement, dated as of January 30, 2022 (a copy of which is attached to the accompanying proxy statement as Annex A-I) by and among Agrico Acquisition Corp. ("Agrico"), Figgreen Limited (which subsequently was reregistered as a public limited company and was renamed "Kalera Public Limited Company") ("Pubco"), Kalera Cayman Merger Sub, a Cayman Islands exempted company ("Cayman Merger Sub"), Kalera Luxembourg Merger Sub SARL, and Kalera AS, and approve the other transactions.	Management	For	For
2)	The Incentive Plan Proposal: To consider and vote upon a proposal to adopt and approve the 2022 Long-Term Stock Incentive Plan of Pubco, substantially in the form attached to the accompanying proxy statement as Annex E.	Management	For	For
3)	The First Merger Proposal: To consider and vote upon a proposal to merge Agrico with Cayman Merger Sub.	Management	For	For
4)	Adjournment Proposal: To consider and vote upon a proposal to adjourn the Agrico Extraordinary General Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Agrico Extraordinary General Meeting, there are not sufficient votes to approve one or more proposals presented to shareholders for a vote or if holders of Agrico ordinary shares have elected to redeem an amount of ordinary shares such that the minimum available cash condition would not be satisfied.	Management	For	For
NORTHERN LIGHTS ACQUISITION CORP.
Security	66538L105		Meeting Type	Special
Ticker Symbol	NLIT		Meeting Date	28-Jun-2022
ISIN	US66538L1052		Agenda	935677964 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	The Business Combination Proposal - To adopt the Unit Purchase Agreement dated February 11, 2022 (as amended or supplemented from time to time) by and among: Northern Lights; 5AK, LLC, a Delaware limited liability company, in its capacity as the representative for the stockholders of the Company other than the Seller (as defined below), SHF, LLC, a Colorado limited liability company doing business as Safe Harbor Financial, SHF Holding Co, LLC, a Colorado limited liability company (the ...(due to space limits, see proxy material for full proposal).	Management	For	For
2.	The Nasdaq Proposal - To approve, for purposes of complying with Nasdaq Listing Rules 5635(a) and (b), the issuance of more than 20% of the Company's issued and outstanding common stock pursuant to the private placement to be completed in conjunction with the Business Combination.	Management	For	For
3.	The Charter Proposal - To approve and adopt the Second Amended and Restated Certificate of Incorporation to address the needs of the post combination company.	Management	For	For
4a.	Advisory Charter Proposal A - to provide that the affirmative vote of the holders of at least 66 2/3% of the voting power of the stock outstanding and entitled to vote thereon, voting together as a single of class, is required to alter, amend or repeal, or adopt any provision inconsistent with, Articles V (Board of Directors), VI (Stockholders), VII (Liability and Indemnification; Corporate Opportunity), VIII (Exclusive Forum), and IX (Amendments) of the Second Amended and Restated Certificate of Incorporation.	Management	For	For
4b.	Advisory Charter Proposal B - to provide that the affirmative vote of the holders of at least 66 2/3% of the voting power of the stock outstanding and entitled to vote thereon, voting together as a single class, is required for stockholders of the post-combination company to adopt, amend or repeal the bylaws of the post-combination company.	Management	For	For
4c.	Advisory Charter Proposal C - to provide for a single class of common stock of the post combination company, entitled to one vote for each share of common stock held of record by such holder on all matters on which stockholders generally are entitled to vote (other than certain amendments relating to preferred stock) and decrease our total number of authorized shares of common stock from 137,500,000 shares to 130,000,000 shares, which would consist of (i) increasing the post- ...(due to space limits, see proxy material for full proposal).	Management	For	For
5.	DIRECTOR	Management
1	Jonathan Summers		For	For
2	Karl Racine		For	For
6.	The Incentive Plan Proposal - To approve the SHF Holdings, Inc. 2022 Stock Incentive Plan, including the authorization of the initial share reserve of 4,037,147 shares of Class A common stock under the Incentive Plan.	Management	For	For
7.	The Stockholder Adjournment Proposal - To approve the adjournment of the Stockholders Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the Business Combination Proposal, the Nasdaq Proposal, the Charter Approval Proposal, the Governance Proposals, the Director Election Proposal, or the Incentive Plan Proposal.	Management	For	For
BARINGS BDC, INC.
Security	06759L103		Meeting Type	Annual
Ticker Symbol	BBDC		Meeting Date	30-Jun-2022
ISIN	US06759L1035		Agenda	935579156 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1A.	Election of Class I Director who will serve until 2025 Annual Meeting: Eric Lloyd	Management	Split	Split
1B.	Election of Class I Director who will serve until 2025 Annual Meeting: Mark Mulhern	Management	Split	Split
1C.	Election of Class I Director who will serve until 2025 Annual Meeting: Robert Knapp	Management	Split	Split
2.	To authorize the Company, with subsequent approval of its Board of Directors, to issue and sell shares of its common stock at a price below its then current net asset value per share in one or more offerings, subject to certain limitations (including, without limitation, that the number of shares does not exceed 30% of its then outstanding common stock immediately prior to each such offering).	Management	Split	Split

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RiverNorth Specialty Finance Corporation

/s/ Patrick W. Galley
By: Patrick W. Galley
Title: President and Chairman of the Board

Date: August 29, 2022